LEASING	12 Months Ended
Dec. 31, 2025
Disclosure Of Leases [Abstract]
LEASING	LEASING
Sunrise leased assets include telecommunications installations like mobile sites and transmission equipment such as leased lines, shops and offices as well as vehicles. Information about leases for which Sunrise is a lessee is presented below.

Right-of-use assets

	Year ended 31 December
CHF in millions	2025	2024
Network	1,199.0	1,091.4
Land, buildings and other	168.9	171.1
Total RoU assets	1,367.9	1,262.5

At 31 December 2025 the weighted average discount rate was 5.0% (2024: 5.5%). During 2025, Sunrise recorded additions in RoU assets associated with leases of CHF 151.7 million (2024: CHF 126.30 million). Additionally, balance-sheet adjustments of CHF 63.8 million were recorded, mainly driven by revised assumptions regarding the exercise of lease extension options during the budget forecast period for evergreen network leases. Sunrise makes extensive use of evergreen contracts, as they provide flexibility in network planning in response to the rapidly evolving telecommunications technology landscape.

Lease expenses

	Year ended 31 December
CHF in millions	2025	2024	2023
Depreciation and amortisation
Network	94.0	101.4	99.3
Land, buildings and other	35.9	28.3	28.7
Total depreciation and amortisation	129.9	129.7	128.0
Interest expense	61.3	69.8	67.9
Short-term lease expense	3.1	2.4	3.2
Total lease expense	194.3	201.9	199.1

Lease liabilities
Maturities of Sunrise lease liabilities are presented below:

	Year ended 31 December
CHF in millions	2025	2024
Within 1 year	181.4	164.1
Between 1 and 2 years	178.3	152.0
Between 2 and 3 years	151.6	148.8
Between 3 and 4 years	144.9	141.3
Between 4 and 5 years	139.3	135.2
After 5 years	863.9	925.7
Total payments	1,659.4	1,667.1
Less: present value discount	(382.2)	(447.8)
Present value of lease payments	1,277.2	1,219.3
Current portion	181.4	164.1
Non-current portion	1,095.8	1,055.2

Cash flows from leases

	Year ended 31 December
CHF in millions	2025	2024
Principal payments	121.0	114.4
Interest payments	61.3	61.0
Payments for short-term leases	3.1	2.4
Total payments	185.4	177.8